Stock-based Compensation (Summary of Compensation Costs under the BIP Trust) (Detail) - Board Incentive Plan [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
The BIP Trust I [Member]
Stock-based Compensation [Line Items]
Compensation costs	¥ 2,514	¥ 1,238
Tax benefit	770	379
Unrecognized compensation costs	396	1,617
The BIP Trust II [Member]
Stock-based Compensation [Line Items]
Compensation costs	1,452	1,039
Tax benefit	445	318
Unrecognized compensation costs	360	346
The BIP Trust III [Member]
Stock-based Compensation [Line Items]
Compensation costs	218	2,112
Tax benefit	¥ 67	¥ 385